Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Beginning balance	¥ 0	¥ 10,331
Transaction with noncontrolling interests	0	(10,028)
Comprehensive income (loss)
Net Income (loss)	0	(23)
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	0	(280)
Total other comprehensive income (loss)	0	(280)
Comprehensive income (loss)	0	(303)
Ending balance	¥ 0	¥ 0